Changes in consolidated statements of comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 03, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on deferred cash flow hedges, net of taxes		$ (24)
Net investment hedge, net of taxes		91	$ (50)	$ 91
Net actuarial gains/losses from defined benefit plans, net of taxes		2,024	(160)	(103)
Currency translation effects, net of taxes		(1,566)	1,375	(450)
Cumulative currency translation gains/losses recycled through income statement	$ 357
Continuing operations
Changes in consolidated statements of comprehensive income [line items]
Income tax relating to components of other comprehensive income		(352)	(21)
Fair value adjustments on financial instruments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(158)	(198)	188
Fair value adjustments on equity securities, net of taxes		64	37	(382)
Total value adjustments		64	37	(382)
Fair value adjustments related to divestments			2
Value adjustments regognized through equity		(81)	3	(4)
Value adjustments on comprehensive income at end of period		(175)	(158)	(198)
Income tax relating to components of other comprehensive income		(8)	(6)	81
Fair value adjustments on equity securities sold
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on equity securities sold, reclassified to retained earnings		(81)	1	(4)
Income tax relating to components of other comprehensive income		8	(7)	0
Value adjustments related to divestments
Changes in consolidated statements of comprehensive income [line items]
Income tax relating to components of other comprehensive income			(4)	(4)
Net investment hedge
Changes in consolidated statements of comprehensive income [line items]
Income tax relating to components of other comprehensive income		(30)	19	(30)
Actuarial gains/losses from defined benefit plans
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(4,171)	(4,038)	(3,968)
Net actuarial gains/losses from defined benefit plans, net of taxes		2,024	(160)	(104)
Total value adjustments		2,024	(160)	(104)
Fair value adjustments related to divestments			27	34
Value adjustments regognized through equity			27	34
Value adjustments on comprehensive income at end of period		(2,147)	(4,171)	(4,038)
Income tax relating to components of other comprehensive income		(343)	16	(104)
Hedging reserves
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on deferred cash flow hedges, net of taxes		(24)
Total value adjustments		(24)
Value adjustments on comprehensive income at end of period		(24)
Income tax relating to components of other comprehensive income		3
Cumulative currency translation effects
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		563	(760)	(407)
Net investment hedge, net of taxes		91	(50)	91
Currency translation effects, net of taxes		(1,563)	1,373	(444)
Total value adjustments		(1,472)	1,323	(353)
Value adjustments on comprehensive income at end of period		(909)	563	(760)
Income tax relating to components of other comprehensive income		6	(6)	18
Cumulative currency translation gains/losses recycled through income statement		(5)	358	13
Cumulative currency translation effects | Continuing operations
Changes in consolidated statements of comprehensive income [line items]
Cumulative currency translation gains/losses recycled through income statement			1
Cumulative currency translation effects | Discontinued operations
Changes in consolidated statements of comprehensive income [line items]
Cumulative currency translation gains/losses recycled through income statement			357
Total value adjustments
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(3,766)	(4,996)	(4,187)
Fair value adjustments on deferred cash flow hedges, net of taxes		(24)
Fair value adjustments on equity securities, net of taxes		64	37	(382)
Net investment hedge, net of taxes		91	(50)	91
Net actuarial gains/losses from defined benefit plans, net of taxes		2,024	(160)	(104)
Currency translation effects, net of taxes		(1,563)	1,373	(444)
Total value adjustments		592	1,200	(839)
Fair value adjustments on equity securities sold, reclassified to retained earnings		(81)	1	(4)
Fair value adjustments related to divestments			29	34
Value adjustments regognized through equity		(81)	30	30
Value adjustments on comprehensive income at end of period		(3,255)	(3,766)	(4,996)
Non-controlling interests [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(36)	(38)	(33)
Net actuarial gains/losses from defined benefit plans, net of taxes				1
Currency translation effects, net of taxes		(3)	2	(6)
Total value adjustments		(3)	2	(5)
Value adjustments on comprehensive income at end of period		(39)	(36)	(38)
Total fair value adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period		(3,802)	(5,034)	(4,220)
Fair value adjustments on deferred cash flow hedges, net of taxes		(24)
Fair value adjustments on equity securities, net of taxes		64	37	(382)
Net investment hedge, net of taxes		91	(50)	91
Net actuarial gains/losses from defined benefit plans, net of taxes		2,024	(160)	(103)
Currency translation effects, net of taxes		(1,566)	1,375	(450)
Total value adjustments		589	1,202	(844)
Fair value adjustments on equity securities sold, reclassified to retained earnings		(81)	1	(4)
Fair value adjustments related to divestments			29	34
Value adjustments regognized through equity		(81)	30	30
Value adjustments on comprehensive income at end of period		(3,294)	$ (3,802)	$ (5,034)
Interest expense on hedge item recycled through the income statement		$ 1